Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000096110 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.036%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.036%	[1]
Net Assets	$ 97,661,000,000
Holdings Count | Holding	3,383
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007781 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[2]
Net Assets	$ 97,661,000,000
Holdings Count | Holding	3,383
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007780 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
Net Assets	$ 97,661,000,000
Holdings Count | Holding	3,383
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007782 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	ETF Shares
Trading Symbol	VXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[4]
Net Assets	$ 97,661,000,000
Holdings Count | Holding	3,383
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007779 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Investor Shares
Trading Symbol	VEXMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[5]
Net Assets	$ 97,661,000,000
Holdings Count | Holding	3,383
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007791 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[6]
Net Assets	$ 224,020,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007794 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[7]
Net Assets	$ 224,020,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007792 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[8]
Net Assets	$ 224,020,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007793 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[9]
Net Assets	$ 224,020,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096111 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[10]
Net Assets	$ 224,020,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096112 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[11]
Net Assets	$ 188,249,000,000
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007797 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[12]
Net Assets	$ 188,249,000,000
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007796 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[13]
Net Assets	$ 188,249,000,000
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007798 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[14]
Net Assets	$ 188,249,000,000
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007795 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	NAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[15]
Net Assets	$ 188,249,000,000
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007799 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[16]
Net Assets	$ 47,007,000,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007801 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VBK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[17]
Net Assets	$ 47,007,000,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105304 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[18]
Net Assets	$ 47,007,000,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[19]
Net Assets	$ 47,007,000,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007803 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[20]
Net Assets	$ 67,797,000,000
Holdings Count | Holding	844
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105305 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[21]
Net Assets	$ 67,797,000,000
Holdings Count | Holding	844
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007804 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[22]
Net Assets	$ 67,797,000,000
Holdings Count | Holding	844
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Small-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[23]
Net Assets	$ 67,797,000,000
Holdings Count | Holding	844
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007805 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Total Stock Market Index Fund
Class Name	Investor Shares
Trading Symbol	VTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[24]
Net Assets	$ 2,298,312,000,000
Holdings Count | Holding	3,543
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007808 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Total Stock Market Index Fund
Class Name	ETF Shares
Trading Symbol	VTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[25]
Net Assets	$ 2,298,312,000,000
Holdings Count | Holding	3,543
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007806 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Total Stock Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[26]
Net Assets	$ 2,298,312,000,000
Holdings Count | Holding	3,543
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007807 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[27]
Net Assets	$ 2,298,312,000,000
Holdings Count | Holding	3,543
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000155407 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[28]
Net Assets	$ 2,298,312,000,000
Holdings Count | Holding	3,543
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170276 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Total Stock Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[29]
Net Assets	$ 2,298,312,000,000
Holdings Count | Holding	3,543
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105306 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[30]
Net Assets	$ 34,813,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$34,813
Number of Portfolio Holdings	126
Portfolio Turnover Rate	19%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.2%
Consumer Discretionary	15.8%
Consumer Staples	0.5%
Energy	2.0%
Financials	6.2%
Health Care	8.0%
Industrials	25.8%
Real Estate	4.2%
Technology	27.0%
Telecommunications	4.8%
Utilities	4.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034428 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[31]
Net Assets	$ 34,813,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$34,813
Number of Portfolio Holdings	126
Portfolio Turnover Rate	19%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.2%
Consumer Discretionary	15.8%
Consumer Staples	0.5%
Energy	2.0%
Financials	6.2%
Health Care	8.0%
Industrials	25.8%
Real Estate	4.2%
Technology	27.0%
Telecommunications	4.8%
Utilities	4.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034427 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[32]
Net Assets	$ 34,813,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$34,813
Number of Portfolio Holdings	126
Portfolio Turnover Rate	19%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.2%
Consumer Discretionary	15.8%
Consumer Staples	0.5%
Energy	2.0%
Financials	6.2%
Health Care	8.0%
Industrials	25.8%
Real Estate	4.2%
Technology	27.0%
Telecommunications	4.8%
Utilities	4.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034429 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[33]
Net Assets	$ 37,236,000,000
Holdings Count | Holding	182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$37,236
Number of Portfolio Holdings	182
Portfolio Turnover Rate	10%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	3.0%
Consumer Discretionary	11.6%
Consumer Staples	8.4%
Energy	11.7%
Financials	17.6%
Health Care	5.4%
Industrials	17.6%
Real Estate	5.7%
Technology	5.7%
Telecommunications	0.1%
Utilities	12.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034430 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[34]
Net Assets	$ 37,236,000,000
Holdings Count | Holding	182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$37,236
Number of Portfolio Holdings	182
Portfolio Turnover Rate	10%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	3.0%
Consumer Discretionary	11.6%
Consumer Staples	8.4%
Energy	11.7%
Financials	17.6%
Health Care	5.4%
Industrials	17.6%
Real Estate	5.7%
Technology	5.7%
Telecommunications	0.1%
Utilities	12.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105307 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Morningstar Mid-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[35]
Net Assets	$ 37,236,000,000
Holdings Count | Holding	182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$37,236
Number of Portfolio Holdings	182
Portfolio Turnover Rate	10%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	3.0%
Consumer Discretionary	11.6%
Consumer Staples	8.4%
Energy	11.7%
Financials	17.6%
Health Care	5.4%
Industrials	17.6%
Real Estate	5.7%
Technology	5.7%
Telecommunications	0.1%
Utilities	12.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.